CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME LOSS [Abstract]
Net income (loss)	$ 14,008	$ (101,042)	$ 9,185
Unrealized (losses) from hedging financial instruments
Unrealized loss on interest rate swaps, net	(9,693)	(3,355)	(992)
Comprehensive income (loss)	4,315	(104,397)	8,193
Less: comprehensive loss (income) attributable to the non-controlling interest	1,118	1,839	(1,573)
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 5,433	$ (102,558)	$ 6,620